Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of consolidation
Basis of consolidation

The consolidated financial statements include the accounts of Cat Financial.  Investments in companies that are owned 20 percent to 50 percent or are less than 20 percent owned and for which we have significant influence are accounted for by the equity method.  Investments in companies that are less than 20 percent owned and for which we do not have significant influence are accounted for by the cost method.  All material intercompany balances have been eliminated.

We consolidate all variable-interest entities (VIEs) where we are the primary beneficiary.  For VIEs, we assess whether we are the primary beneficiary as prescribed by the accounting guidance on the consolidation of VIEs.  The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity.  We adopted the consolidation of variable-interest entities guidance issued in June 2009 effective January 1, 2010.  Please refer to Note 9 for more information.

Recognition of earned income
Recognition of earned income

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Retail finance revenue on finance leases and installment sale contracts is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on retail notes is recognized based on the daily balance of retail receivables outstanding and the applicable effective interest rate.

•	Operating lease revenue is recorded on a straight-line basis in the period earned over the life of the contract.

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Wholesale finance revenue on installment sale contracts and finance leases related to financing dealer inventory and rental fleets is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on wholesale notes is recognized based on the daily balance of wholesale receivables outstanding and the applicable effective interest rate.

•	Loan origination and commitment fees are deferred and amortized to revenue using the interest method over the life of the finance receivables.

Recognition of income is suspended when management determines that collection of future income is not probable (generally after 120 days past due except in locations where local regulatory requirements dictate a different method, or instances in which relevant information is known that warrants placing the loan or finance lease on non-accrual status).  Accrual is resumed, and previously suspended income is recognized, when the receivable becomes contractually current and/or collection doubts are removed.  Cash receipts on impaired finance receivables are first recorded against the receivable and then to any unrecognized income.  A finance receivable is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan or finance lease. We consider a loan or finance lease past due if any portion of a contractual payment is due and unpaid for more than 30 days.

Revenues are presented net of sales and other related taxes.

Depreciation
Depreciation

Depreciation for equipment on operating leases is recognized using the straight-line method over the lease term, typically one to seven years.  The depreciable basis is the original cost of the equipment less the estimated residual value of the equipment at the end of the lease term.

Debt issuance costs	Debt issuance costs Debt issuance costs are capitalized and amortized to Interest expense over the contractual term of the debt issue.
Derivative financial instruments
Derivative financial instruments

Our earnings and cash flows are subject to fluctuations due to changes in foreign currency exchange rates and interest rates.  Our Risk Management Policy allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate and interest rate exposures and not for the purpose of creating speculative positions.  Derivatives that we use are primarily foreign currency forward and option contracts, cross currency contracts and interest rate swaps.  All derivatives are recorded at fair value.  See Note 8 for additional information.

Foreign currency translation
Foreign currency translation

Assets and liabilities of foreign subsidiaries (the majority of which use the local currency as their functional currency) are translated at current exchange rates.  The effects of translation adjustments are reported as a separate component of Accumulated other comprehensive income entitled "Foreign currency translation."  Gains and losses resulting from the remeasurement of foreign currency amounts to functional currency are included in Other income (expense) on the Consolidated Statements of Profit.

Use of estimates in preparation of financial statements
Use of estimates in the preparation of financial statements

The preparation of financial statements, in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts.  Significant estimates include the Allowance for credit losses, residual values for leased assets, income taxes and the assumptions used to determine the fair value of derivatives. Actual results may differ from these estimates.